EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2023
EXPENSES BY NATURE
EXPENSES BY NATURE

8.EXPENSES BY NATURE

	2023	2022	2021
Operating expenses	$’000	$’000	$’000
Salary and other employee related costs	6,430	11,887	3,542
Restructuring and transaction related costs	4,969	11,862
Settlement re Crypto mining management fees			(2,077)
Insurance	2,128	7,455	1,874
Depreciation and amortisation	1,473	8,535	508
Legal, professional and regulatory fees	1,431	3,925	2,040
Indirect taxes	994	4,208	—
Property tax	919	349	—
Consulting fees	533	1,024	910
Repairs and maintenance	455	1,067	921
Audit fees	341	383	318
Office general expenses	285	1,039	564
Public relations and associated activities	255	642	930
Travel	226	839	170
Carbon credits	129	—	335
Bank charges	34	297	329
Derecognition of variable contingent consideration	—	—	(468)
Impairment of intangible assets	—	—	712
Hedging costs	—	—	434
Freight, postage and delivery	30	1,625	—
Capital loss	—	143	—
Research costs	—	11	—
Foreign exchange loss	(1,287)	(21,234)	701
Total operating expenses	19,345	34,057	11,743
Finance costs – interest on borrowings and bond	11,556	22,661	2,935
Total finance costs	11,556	22,661	2,935